Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 109,473		¥ 125,771		¥ 99,527
Additions for tax positions related to the current year	12,338		4,207		6,515
Additions for tax positions of prior years	7,280		2,422		22,137
Reductions for tax positions of prior years	(71,519)	[1]	(20,225)	[1]	(1,948)	[1]
Settlements	(9,191)	[1]	(716)	[1]	(7)	[1]
Reductions for statute of limitations	(8)
Effect of exchange rate changes	(2,108)		(1,986)		(453)
Balance at end of year	¥ 46,265		¥ 109,473		¥ 125,771

[1]	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.